Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income before income taxes:
Domestic	$ 270.0	$ 295.0	$ 241.9
Foreign	453.5	348.1	170.1
Income before income taxes	723.5	643.1	412.0
Current:
Domestic	42.9	44.4	38.5
Foreign	81.4	53.9	(8.6)
Current income tax expense	124.3	98.3	29.9
Deferred:
Domestic	11.8	9.4	1.4
Foreign	75.4	76.3	117.9
Deferred income tax expense	87.2	85.7	119.3
Total income tax expense	$ 211.5	$ 184.0	$ 149.2